Finance Costs Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Finance costs and waiver fees paid		$ 44.5	$ 36.0	$ 10.2
Prior credit facility
Disclosure of detailed information about borrowings [line items]
Fee and commission expense	$ 2.0	$ 2.0